NEUBERGER&BERMAN
EQUITY FUNDS

      SUPPLEMENT TO THE  PROSPECTUS  DATED  DECEMBER 15, 1997, AS AMENDED MAY 4,
1998

I. THE SECTION "INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO" ON PAGE 23 OF THE PROSPECTUS IS REVISED BY ADDING THE FOLLOWING PARAGRAPH:

      For purposes of managing cash flow, the Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.


II. THE SECTION "DESCRIPTION OF INVESTMENTS - OTHER INVESTMENT COMPANIES" ON PAGE 57 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

DESCRIPTION OF INVESTMENTS

     OTHER INVESTMENT COMPANIES.

      Neuberger&Berman INTERNATIONAL Portfolio may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment.
Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman INTERNATIONAL and Neuberger&Berman GUARDIAN Portfolios do not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

III. THE PARAGRAPH REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAGEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, AND SUB-ADVISER" (PAGES 48-49) IS
REVISED TO READ AS FOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.




The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY FUNDS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 6) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN, Neuberger&Berman SOCIALLY RESPONSIVE and Neuberger&Berman INTERNATIONAL Portfolios) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION "FUTURES CONTRACTS AND OPTIONS THEREON" UNDER THE HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `FINANCIAL INSTRUMENTS')" (PAGE 26) IS REVISED BY ADDING THE FOLLOWING:

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

III. THE SECTION "PUT AND CALL OPTIONS ON SECURITIES INDICES" UNDER THE HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS") (PAGE 34) IS REVISED BY ADDING THE FOLLOWING:

      For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index. All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.


The date of this Supplement is October 1, 1998.

DC-259274.02
DC-259274.02
NEUBERGER&BERMAN
EQUITY FUNDS

      SUPPLEMENT TO THE PROSPECTUS  DATED DECEMBER 15, 1997, AS AMENDED MAY 4,
1998

I. THE SECTION WHICH PROVIDES A SUMMARY OF THE FEATURES OF NEUBERGER&BERMAN FOCUS FUND AND NEUBERGER&BERMAN INTERNATIONAL FUND (PAGE 4) IS REVISED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------
FOCUS FUND                 Value      fund,    more   Invests principally in
                           concentrated   portfolio   common stocks selected
                           than   Guardian.     May   from 13 multi-industry
                           invest without regard to   sectors of the economy.
                           market capitalization.     To maximize potential
                                                      return,    the   Portfolio
                                                      normally  makes  at  least
                                                      90% of its  investments in
                                                      not more than six  sectors
                                                      of the economy believed by
                                                      the  portfolio  manager to
                                                      be undervalued.
--------------------------------------------------------------------------------
INTERNATIONAL FUND         Broadly diversified        Seeks long-term capital
                           international equity       appreciation by
                           fund.                      investing primarily in
                                                      foreign   stocks   of  any
                                                      capitalization,   both  in
                                                      developed economies and in
                                                      emerging          markets.
                                                      Portfolio   manager  seeks
                                                      undervalued  companies  in
                                                      countries    with   strong
                                                      potential for growth.
--------------------------------------------------------------------------------

II. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN FOCUS PORTFOLIO IS ADDED TO PAGE 21 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN FOCUS PORTFOLIO

      The   Portfolio   may  invest  in  stocks  of   companies  of  any  market
capitalization. For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 27.

III. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN GUARDIAN PORTFOLIO IS ADDED TO PAGE 23 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO

            For purposes of managing cash flow, the Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.

IV.  THE  SECOND  PARAGRAPH  IN  THE  SECTION  ON  THE  INVESTMENT   PROGRAM  OF
NEUBERGER&BERMAN INTERNATIONAL PORTFOLIO (PAGE 23) IS REVISED TO READ AS
FOLLOWS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN INTERNATIONAL PORTFOLIO

      Neuberger&Berman INTERNATIONAL Portfolio invests primarily in equity securities of companies traded on foreign exchanges. The Portfolio may invest in companies of any market capitalization. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Portfolio's assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan.

V. THE PARAGRAPHS REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN FOCUS PORTFOLIO, NEUBERGER&BERMAN GUARDIAN PORTFOLIO AND NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAGEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, AND SUB-ADVISER" (PAGES 47-48) ARE
REVISED TO READ AS FOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman FOCUS Portfolio -- Kent C. Simons is manager of the Portfolio. Mr. Simons is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio since 1988.

      Neuberger&Berman GUARDIAN Portfolio -- Kevin L. Risen and Rick White are co-managers of the Portfolio. Mr. Risen is a Vice President of N&B
Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for Neuberger&Berman GUARDIAN Portfolio since 1996, and during the prior year, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for Neuberger&Berman GUARDIAN Portfolio since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.

VI. THE SECTION "DESCRIPTION OF INVESTMENTS - OTHER INVESTMENT COMPANIES" ON PAGE 57 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

DESCRIPTION OF INVESTMENTS

     OTHER INVESTMENT COMPANIES.

      Neuberger&Berman INTERNATIONAL Portfolio may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment.
Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman INTERNATIONAL and Neuberger&Berman GUARDIAN Portfolios do not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.


The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY FUNDS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 6) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN, Neuberger&Berman SOCIALLY RESPONSIVE and Neuberger&Berman INTERNATIONAL Portfolios) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION "FUTURES CONTRACTS AND OPTIONS THEREON" UNDER THE HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `FINANCIAL INSTRUMENTS')" (PAGE 26) IS REVISED BY ADDING THE FOLLOWING:

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

III. THE SECTION "PUT AND CALL OPTIONS ON SECURITIES INDICES" UNDER THE HEADING "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS") (PAGE 34) IS REVISED BY ADDING THE FOLLOWING:

      For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index. All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.


The date of this Supplement is October 1, 1998.